UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
May 9, 2006

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1 (but also see below)

Form 13F Information Table Entry Total: 100
Form 13F Information Table Value Total: $4,240,309 (thousands)

List of Other Included Managers:

No.  Form 13F File Number  Name

1     028-10986            Madison Asset Management, LLC

  Note that this filing by Madison Investment Advisors, Inc. also includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Mosaic Funds

                                TITLE                       FORM 13F INFORMATION TABLE
                                 OF                  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
Abercrombie & Fitch            COM         002896207      583   10000 SH       SOLE                  10000
Affiliated Managers Group      COM         008252108     2836   26600 SH       SOLE                  26600
Altera Corp.                   COM         021441100     7678  372000 SH       SOLE                 372000
American Eagle Outfitters      COM         02553E106     9257  310000 SH       SOLE                 310000
American International Group   COM         026874107      715   10825 SH       SOLE                  10825
Amgen, Inc.                    COM         031162100    88315 1213948 SH       SOLE                1171288           42660
Apollo Group Inc.              COM         037604105    85515 1628550 SH       SOLE                1571685           56865
Applied Materials, Inc.        COM         038222105     5428  310000 SH       SOLE                 310000
Autoliv, Inc.                  COM         052800109    19217  339648 SH       SOLE                 327138           12510
Bed Bath Beyond Inc            COM         075896100    14976  390000 SH       SOLE                 390000
Berkshire Hathaway, Inc - Cl B COM         084670207   124085   41197 SH       SOLE                  39315            1882
Best Buy Company               COM         086516101     5313   95000 SH       SOLE                  95000
Biogen Idec                    COM         09062x103     7583  161000 SH       SOLE                 161000
Biomet Inc.                    COM         090613100     8880  250000 SH       SOLE                 250000
Boeing                         COM         097023105      526    6750 SH       SOLE                                   6750
Boston Scientific              COM         101137107     4983  216200 SH       SOLE                 216200
Bristol-Myers Squibb           COM         110122108     1055   42887 SH       SOLE                  22267           20620
Cabela's Inc Cl A              COM         126804301    20414  994850 SH       SOLE                 962210           32640
Capital One Finl Corp          COM         14040H105     7287   90500 SH       SOLE                  90500
Carmax, Inc.                   COM         143130102    20474  626488 SH       SOLE                 606028           20460
Charles River Laboratories     COM         159864107   110109 2246206 SH       SOLE                2166701           79505
Check Point Software Tech.     COM         M22465104   104530 5221302 SH       SOLE                5054572          166730
Cintas Corp.                   COM         172908105    26546  622860 SH       SOLE                 606430           16430
Cisco Systems, Inc.            COM         17275R102   146187 6746045 SH       SOLE                6483215          262830
Citigroup, Inc.                COM         172967101   146572 3103366 SH       SOLE                2982852          120514
Clorox Co.                     COM         189054109    26033  434963 SH       SOLE                 420148           14815
Coca Cola Co                   COM         191216100    99271 2370936 SH       SOLE                2273726           97210
Comcast, Corp. - Cl A          COM         20030N101      732   28000 SH       SOLE                  28000
Comcast, Corp. - Special Cl A  COM         20030N200   115814 4433937 SH       SOLE                4251918          182019
Community Health Systems       COM         203668108     3977  110000 SH       SOLE                 110000
Countrywide Credit Indus       COM         222372104    13065  356000 SH       SOLE                 356000
Dell Computer Corp             COM         24702R101     5699  191500 SH       SOLE                 191500
Discovery Holding Co-A         COM         25468Y107    15612 1040795 SH       SOLE                1007425           33370
Dover Corp.                    COM         260003108   164953 3396889 SH       SOLE                3278557          118332
EBAY Inc.                      COM         278642103     6045  155000 SH       SOLE                 155000
Estee Lauder Companies Class A COM         518439104   105032 2824189 SH       SOLE                2721404          102785
Expeditors International Wash  COM         302130109     4212   48760 SH       SOLE                  47095            1665
FLIR Systems, Inc.             COM         302445101     5178  182265 SH       SOLE                 182265
Family Dollar Stores           COM         307000109     1862   70000 SH       SOLE                  70000
First Data Corp                COM         319963104    96691 2065160 SH       SOLE                1989900           75260
Fiserv, Inc                    COM         337738108   118855 2793294 SH       SOLE                2704268           89026
Flextronics Intl LTD           COM         Y2573F102     6443  622500 SH       SOLE                 622500
Foot Locker, Inc.              COM         344849104    20278  849163 SH       SOLE                 822083           27080
Gannett Co                     COM         364730101    14749  246140 SH       SOLE                 237990            8150
Google Inc                     COM         38259p508     3900   10000 SH       SOLE                  10000
Harley-Davidson Inc            COM         412822108    86959 1676155 SH       SOLE                1609385           66770
Health Mgmt Assoc. Inc.-A      COM         421933102   107210 4970311 SH       SOLE                4804088          166223
Hewitt Associates Inc          COM         42822q100    31325 1053293 SH       SOLE                1019228           34065
Hewlett-Packard                COM         428236103     3540  107600 SH       SOLE                 107600
Home Depot                     COM         437076102    96394 2278807 SH       SOLE                2196932           81875
IDT Corp.                      COM         448947101     3590  327815 SH       SOLE                 303860           23955
Intel Corp                     COM         458140100    11078  569250 SH       SOLE                 569250
International Game Technology  COM         459902102    23967  680505 SH       SOLE                 658790           21715
Intuit, Inc.                   COM         461202103     1410   26500 SH       SOLE                  26500
Johnson & Johnson              COM         478160104   151304 2554955 SH       SOLE                2450372          104583
Kohls Corp                     COM         500255104    10867  205000 SH       SOLE                 205000
Laboratory Crp of Amer Hldgs   COM         50540R409    31375  536516 SH       SOLE                 521366           15150
Liberty Global Inc.-Series C   COM         530555309    12171  616232 SH       SOLE                 598020           18212
Liberty Media Corp - A         COM         530718105   137619 16762398 SH      SOLE               16165014          597384
Linear Tech Corp.              COM         535678106     6174  176000 SH       SOLE                 176000
Lowe's Companies               COM         548661107    13210  205000 SH       SOLE                 205000
MGIC Investment                COM         552848103   105758 1587248 SH       SOLE                1528050           59198
Markel Corp.                   COM         570535104    31232   92490 SH       SOLE                  89491            2999
Maxim Integrated Prods         COM         57772K101     1176   31666 SH       SOLE                  31666
McDonalds                      COM         580135101    82229 2393157 SH       SOLE                2295209           97948
Mercury General Corp.          COM         589400100    25289  460638 SH       SOLE                 445723           14915
Mercury Interactive Corp       COM         589405109      912   26200 SH       SOLE                  26200
Merrill Lynch                  COM         590188108     9451  120000 SH       SOLE                 120000
Microsoft Corp                 COM         594918104   147928 5436528 SH       SOLE                5212988          223540
Mohawk Industries, Inc.        COM         608190104    18008  223087 SH       SOLE                 216157            6930
Morgan Stanley                 COM         617446448   149111 2373616 SH       SOLE                2284248           89368
NASDAQ-100 Index Tracking      COM         631100104     4365  104100 SH       SOLE                 104100
Novartis Ag                    ADR         66987v109   127109 2292738 SH       SOLE                2198748           93990
Odyssey Re Holdings Corp       COM         67612W108    14976  690142 SH       SOLE                 666877           23265
Oracle Systems                 COM         68389X105     1696  123875 SH       SOLE                 123875
Patterson Cos Inc.             COM         703395103    26699  758493 SH       SOLE                 741588           16905
Pfizer, Inc.                   COM         717081103     1722   69100 SH       SOLE                  69100
Proctor & Gamble               COM         742718109      202    3500 SH       SOLE                   3500
QLogic Corp                    COM         747277101     1045   54000 SH       SOLE                  54000
Ross Stores, Inc.              COM         778296103     3620  124000 SH       SOLE                 124000
Scripps Co. (E.W.) - Cl A      COM         811054204    16371  366151 SH       SOLE                 353816           12335
Stryker Corp                   COM         863667101    68716 1549754 SH       SOLE                1488684           61070
Symantec Corp                  COM         871503108    89311 5306644 SH       SOLE                5109429          197215
Synovus Financial Corp         COM         87161C105    25681  948005 SH       SOLE                 918330           29675
Sysco Corp                     COM         871829107   103078 3216176 SH       SOLE                3083737          132439
Target Corporation             COM         87612E106    51895  997792 SH       SOLE                 963705           34087
Tiffany & Co.                  COM         886547108    13783  367166 SH       SOLE                 355196           11970
United Parcel Service - Cl B   COM         911312106    76655  965677 SH       SOLE                 930517           35160
Valassis Comm, Inc.            COM         918866104    17284  588477 SH       SOLE                 569957           18520
Viacom Inc. - Cl B             COM         92553P201    63430 1634794 SH       SOLE                1567648           67146
Wal-Mart Stores                COM         931142103   149895 3173055 SH       SOLE                3044750          128305
Walgreen Co                    COM         931422109    60260 1397164 SH       SOLE                1341511           55653
Waste Management, Inc.         COM         94106L109    26724  757046 SH       SOLE                 735261           21785
Waters Corp.                   COM         941848103    20786  481712 SH       SOLE                 468177           13535
Wells Fargo & Co               COM         949746101   125644 1967176 SH       SOLE                1886536           80640
White Mountains Insurance Grp  COM         G9618E107    28207   47446 SH       SOLE                  45853            1593
Williams-Sonoma, Inc.          COM         969904101     3180   75000 SH       SOLE                  75000
Willis Group Holdings LTD      COM         G96655108    11532  336609 SH       SOLE                 325544           11065
Xilinx, Inc.                   COM         983919101     1782   70000 SH       SOLE                  70000
Zimmer Holdings Inc.           COM         98956P102     7909  117000 SH       SOLE                 117000